CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Jun. 30, 2015	Dec. 31, 2014
Real estate properties under development (current)	$ 2,097,123,391	$ 1,714,575,052
Accounts payable	366,096,834	351,505,821
Short-term bank loans and other debt	204,924,699	293,449,741
Customer deposits	152,586,447	107,163,398
Income tax payable	61,885,202	62,429,274
Other payables and accrued liabilities	77,281,321	74,088,090
Payroll and welfare payable	3,594,165	18,456,857
Current portion of long-term bank loans and other debt	687,025,109	586,841,245
Other long-term debt	745,256,672	576,204,491
Mandatorily redeemable non-controlling interests	$ 3,762,104	$ 2,451,381
Common stock, par value per share	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	147,059,802	147,019,802
Common stock, shares outstanding	147,059,802	147,019,802
Variable Interest Entity, Primary Beneficiary, Aggregated Disclosure [Member]
Real estate properties under development (current)	$ 556,441,991	$ 548,404,278
Accounts payable	42,319,413	40,259,520
Short-term bank loans and other debt	0	65,370,159
Customer deposits	40,433,345	0
Income tax payable	646,896	517,631
Other payables and accrued liabilities	7,161,461	5,769,652
Payroll and welfare payable	114,042	1,744,275
Current portion of long-term bank loans and other debt	199,227,951	0
Other long-term debt	86,037,686	69,050,361
Mandatorily redeemable non-controlling interests	$ 654,279	$ 0